April 19, 2017

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Horizons ETF Trust I – Horizons S&P 500 Covered Call ETF

Ladies and Gentlemen:

On behalf of Horizons ETF Trust I (the "Registrant"), a Delaware statutory trust, we hereby file a proxy statement/prospectus under the Securities Act of 1933, as amended, on Form N-14. The proxy statement/prospectus is filed in connection with the planned reorganization of the Horizons S&P 500 Covered Call ETF, a series of Exchange Listed Funds Trust, into the identically-named Horizons S&P 500 Covered Call ETF, a series of Horizons ETF Trust I. The Registrant submits this Form N-14 pursuant to Rule 488 with a selected effective date of May 19, 2017.

Please direct comments to my attention at (202) 973-2727.

Sincerely,

/s/ Bibb L. Strench

Partner, Thompson Hine LLP